UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2010

Institutional Investment Manger Filing this Report:
				Name: 			Nuance Investments, LLC
				Address: 		One Ward Parkway
       							Suite 126
							Kansas City, MO 64112
				13F File Number		28-13550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager

Name: 				Braden M. Perry
Title: 				Chief Compliance Officer
Phone: 				(913) 647-9700
Signature,			Place,				and Date of Signing:
Braden M. Perry			Leawood, KS			August 13, 2010

List of other Mangers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 73
Form 13F Information TAble Value Total:  $143,818 (in thousands)

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FORM 13F INFORMATION TABLE
                                                                                          Voting Authority
                                                                                          --------------------------
                                                      Value     Shares/    Sh/Put/Invstmt Other
Name of Issuer                    Title ofCUSIP       (x$1000)  Prn Amt    PrnCallDscretn Managers    Sole    Shared  None
------------------------------    -----------------   --------  --------   -------------- --------------------------------

3M Co                             COM     88579y101         2643      33460SH     Sole               33460
Accenture PLC Ireland Class A     COM     g1151c101          809      20920SH     Sole               20920
Allstate Corp                     COM     020002101          759      26418SH     Sole               26418
Analogic Corp                     COM     032657207          406       8920SH     Sole                8920
AON Corp                          COM     037389103          483      13010SH     Sole               13010
Aspen Insurance Holdings Ltd      COM     g05384105          368      14890SH     Sole               14890
Bard C R Inc                      COM     067383109          378       4870SH     Sole                4870
Beckman Coulter Inc               COM     075811109         6732     111659SH     Sole              111659
Becton Dickinson & Co             COM     075887109          324       4790SH     Sole                4790
Best Buy Inc                      COM     086516101          307       9060SH     Sole                9060
Cabot Microelectronics Corp       COM     12709p103          377      10910SH     Sole               10910
Cameron International Corp        COM     13342b105          246       7550SH     Sole                7550
Campbell Soup Co                  COM     134429109          400      11170SH     Sole               11170
Chubb Corp                        COM     171232101         8447     168915SH     Sole              168915
Cintas Corp                       COM     172908105         4185     174580SH     Sole              174580
Clorox Co                         COM     189054109          266       4280SH     Sole                4280
Commerce Bancshares Inc           COM     200525103          253       7040SH     Sole                7040
Conagra Foods Inc                 COM     205887102          264      11320SH     Sole               11320
Costco Wholesale Corp             COM     22160k105          386       7040SH     Sole                7040
DENTSPLY Intl Inc                 COM     249030107          252       8420SH     Sole                8420
Diebold Inc                       COM     253651103         3550     130270SH     Sole              130270
Emerson Electric Co               COM     291011104          253       5790SH     Sole                5790
EQT Corp                          COM     26884l109         7443     205960SH     Sole              205960
Exxon Mobile Corp                 COM     30231g102         5567      97550SH     Sole               97550
Franklin Resources Inc            COM     354613101          247       2860SH     Sole                2860
General Mills Inc                 COM     370334104         2532      71290SH     Sole               71290
Genuine Parts Co                  COM     372460105          371       9398SH     Sole                9398
Graham Packaging Co Inc           COM     384701108         3849     321553SH     Sole              321553
Granite Contruction Inc           COM     387328107         2809     119130SH     Sole              119130
Great Plains Energy Inc           COM     391164100         9579     562800SH     Sole              562800
Hasbro Inc                        COM     418056107          434      10560SH     Sole               10560
HCC Insurance Holdings Inc        COM     404132102          657      26550SH     Sole               26550
Heartland Express Inc             COM     422347104          253      17410SH     Sole               17410
Heinz H J Co                      COM     423074103         4297      99430SH     Sole               99430
Helmerich & Payne Inc             COM     423452101         2203      60320SH     Sole               60320
Honeywell Intl Inc                COM     438516106          365       9358SH     Sole                9358
Hormel Foods Corp                 COM     440452100          381       9400SH     Sole                9400
Hubbell Inc Cl B                  COM     443510201          242       6090SH     Sole                6090
Hudson City Bancorp               COM     443683107         6451     526600SH     Sole              526600
Intel Corp                        COM     458140100         3405  175075.08SH     Sole            175075.1
International Flavors & Fragra    COM     459506101          500      11794SH     Sole               11794
International Speedway Corp Cl    COM     460335201          343      13313SH     Sole               13313
ITT Corp                          COM     450911102          330       7340SH     Sole                7340
Johnson & Johnson                 COM     478160104         8354  141455.44SH     Sole            141455.4
Kaydon Corp                       COM     486587108         2418      73571SH     Sole               73571
Kimberly Clark Corp               COM     494368103         8231     135757SH     Sole              135757
Landauer Inc                      COM     51476k103          405       6650SH     Sole                6650
Lowes Cos Inc                     COM     548661107         4935     241660SH     Sole              241660
Marsh & McLennan Cos Inc          COM     571748102          764      33898SH     Sole               33898
McGraw Hill Cos Inc               COM     580645109          234       8310SH     Sole                8310
Molex Inc                         COM     608554101          439      24052SH     Sole               24052
Morgan Stanley                    COM     617446448          202       8690SH     Sole                8690
Murphy Oil Corp                   COM     626717102          488       9846SH     Sole                9846
NewAlliance Bancshares Inc        COM     650203102          233      20760SH     Sole               20760
Northrop Grumman Corp             COM     666807102          393       7228SH     Sole                7228
Northwest Bancshares Inc MD       COM     667340103          515      44870SH     Sole               44870
Pall Corp                         COM     696429307         2281      66380SH     Sole               66380
Patterson Companies Inc           COM     703395103         3292     115385SH     Sole              115385
Peoples United Financial Inc      COM     712704105          368      27257SH     Sole               27257
Portland Gen Elec Co              COM     736508847         6722     366698SH     Sole              366698
Price T Rowe Group Inc            COM     74144t108          462      10400SH     Sole               10400
Republic Services Inc             COM     760759100          277       9330SH     Sole                9330
Rockwell Collins Inc              COM     774341101          377       7093SH     Sole                7093
Schwab Charles Corp               COM     808513105          256      18030SH     Sole               18030
Southwestern Energy Co            COM     845467109          572      14810SH     Sole               14810
Steris Corp                       COM     859152100          510      16420SH     Sole               16420
Stryker Corp                      COM     863667101         3261      65135SH     Sole               65135
Synopsys Inc                      COM     871607107         5806     278180SH     Sole              278180
Texas Instruments Inc             COM     882508104          754      32401SH     Sole               32401
Vulcan Materials Co               COM     929160109          249       5670SH     Sole                5670
Westar Energy Inc                 COM     95709t100         1605      74275SH     Sole               74275
Xilinx Inc                        COM     983919101         4818     190750SH     Sole              190750
Smith & Nephew PLC Sp ADR                 83175m205          253       5390SH     Sole                5390